Risk Management - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD Contract	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2017 USD ($)	Apr. 07, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CAD
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Total Debt Principal | $					$ 2,900
Number of foreign exchange contracts outstanding | Contract	0
Cash and cash equivalents | CAD	CAD 610,000,000	CAD 3,720,000,000	CAD 4,105,000,000				CAD 883,000,000
Top of range [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Target debt to adjusted EBITDA ratio	200.00%
Liquidity risk [member] | Top of range [Member] | Base Shelf Prospectus [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Shelf prospectus amount | $				$ 4,600
Long-term Borrowings [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Total Debt Principal | $				7,650		$ 4,750
Floating rate debt [Member] | Interest Rate Risk [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Calculated change in net earnings due to one percent change in interest rates | CAD	CAD 0	CAD 0	CAD 0
Committed Credit Facility [member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Cash and cash equivalents | CAD	610,000,000
Available on committed credit facility | CAD	CAD 4,500,000,000
Interest rate swap contract [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Total Debt Principal | $				$ 400		$ 400
Trade receivables [member] | Credit risk [member] | Investment grade counterparties [member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Percent of accounts receivable held with investment grade counterparties	89.00%	90.00%		89.00%		90.00%
Number of investment grade counterparties accounted for more than 10% in accounts receivable	3	3		3		3